CASH FLOW STATEMENTS - Schedule of Non-Cash and Other Items (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOW STATEMENTS (Details) - Schedule of Non-Cash and Other Items [Line Items]
Depreciation and amortisation	£ 2,348	£ 2,777	£ 2,670
Revaluation of investment properties	0	0	20
Allowance for loan losses	1,335	(1,085)	3,802
Write-off of allowance for loan losses, net of recoveries	(759)	(935)	(1,279)
Impairment charge (credit) relating to undrawn balances	111	(231)	253
Impairment of financial assets at fair value through other comprehensive income	6	(2)	5
Regulatory and legal provisions	225	1,177	414
Other provision movements	(134)	(82)	80
Net charge in respect of defined benefit schemes	125	236	247
Foreign exchange element on balance sheet	30	159	823
Interest expense on subordinated liabilities	377	570	846
Other non-cash items	(673)	(1,173)	(1,216)
Total non-cash items	2,991	1,411	6,665
Payments in respect of regulatory and legal provisions	(587)	(680)	(2,165)
Other	0	(45)	137
Total other items	(3,120)	(2,072)	(3,181)
Non-cash and other items	(129)	(661)	3,484
Present value of defined benefit obligation
CASH FLOW STATEMENTS (Details) - Schedule of Non-Cash and Other Items [Line Items]
Contributions to defined benefit schemes	£ (2,533)	£ (1,347)	£ (1,153)